Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 07, 2018 shares	May 15, 2017 shares	Jan. 10, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2018 ₪ / shares
Shareholders' Equity (Textual)
Ordinary shares sold | shares	3,132,481	4,250,000
Net proceeds from offering | $						$ 35,077
Options exercisable, description					25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years. Under the Equity Incentive Plans and starting 2017, the Company grants Restricted Stock Units ("RSUs"). The RSU's generally vest over a period of four years of employment. Options and RSU that have vested are exercisable for up to 10 years from the grant date of the options or RSU to each employee. Options and RSUs that are cancelled or forfeited before expiration become available for future grants.
Ordinary shares available for future grant | shares					1,960,465
Weighted average fair value of options granted | $ / shares					$ 9.5	$ 9.24	$ 5.64
Fair value of options vested per share | $ / shares					$ 6.71
Recognized reduction revenues | $					$ 4,576	$ 2,895	$ 2,030
Class of warrant exercisable | shares					1,111,773
Board of Directors [Member]
Shareholders' Equity (Textual)
Increase in the ordinary shares reserved for issuance | shares					5,376,368
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Textual)
Unrecognized compensation cost | $					$ 8,029
Weighted average vesting period					2 years 10 months 21 days
Vested options exercisable term						10 years
Weighted average fair value of options granted | $ / shares					$ 17.1	$ 17.77
Fair value of options vested per share | $ / shares					$ 421
MPA [Member]
Shareholders' Equity (Textual)
Warrants to purchase ordinary shares | shares			2,932,176
Exercise price | $ / shares			$ 13.04
Payments for purchased products and services | $			$ 150,000
Vesting period			5 years
Description of the term of the agreement			The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company.
IPO [Member]
Shareholders' Equity (Textual)
Ordinary shares sold | shares				8,625,000
Net proceeds from offering | $				$ 35,077
Initial public offering, description				Company closed a follow on and secondary offering where by 8,625,000 ordinary shares were sold in the transaction to the public of which 2,300,000 were issued by the Company and 6,325,000 were sold by the selling shareholders (inclusive of 1,125,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters).
Option [Member]
Shareholders' Equity (Textual)
Ordinary shares, par value | ₪ / shares								₪ 0.01
Total intrinsic value of options exercised | $					$ 11,775	$ 10,588	$ 7,822